Interest, advances, promissory notes payable and loan payable (Details 3) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Notes payable	$ 2,163,368	$ 2,163,368
Interest One Percent [Member]
Short-Term Debt [Line Items]
Notes payable	1,317,456	1,317,456
Interest Zero Point Six Six Seven [Member]
Short-Term Debt [Line Items]
Notes payable	425,000	425,000
Interest Zero Point Six Two Five [Member]
Short-Term Debt [Line Items]
Notes payable	150,000	150,000
Non Interest Bearing [Member]
Short-Term Debt [Line Items]
Notes payable	$ 270,912	$ 270,912